DERIVATIVE FINANCIAL INSTRUMENTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
DERIVATIVE FINANCIAL INSTRUMENTS
Gains (Losses) recognized in Statement of Operations on derivatives	¥ (56,861)	¥ 43,594	¥ (258,205)
Cross currency interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Notional amounts	1,917,252	2,156,055
Cross currency interest rate swaps | Not designated as hedging instruments | Gain (loss) on derivatives
DERIVATIVE FINANCIAL INSTRUMENTS
Gains (Losses) recognized in Statement of Operations on derivatives	(56,861)	39,651	(254,262)
Cross currency interest rate swaps | Not designated as hedging instruments | Derivative liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	271,473	214,611
Forward currency exchange
DERIVATIVE FINANCIAL INSTRUMENTS
Notional amounts		1,151,272
Forward currency exchange | Not designated as hedging instruments | Gain (loss) on derivatives
DERIVATIVE FINANCIAL INSTRUMENTS
Gains (Losses) recognized in Statement of Operations on derivatives	¥ 7,624	3,681	¥ (3,943)
Forward currency exchange | Not designated as hedging instruments | Other current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives		¥ 7,624